Cover	Jun. 02, 2022
Cover [Abstract]
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 02, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Written Communications	false
Soliciting Material	false
Entity File Number	000-56113
Entity Address Address Line 1	405 West Main Avenue
Entity Address Address Line 2	Suite 2D
Entity Address City Or Town	West Fargo
Entity Tax Identification Number	91-1495764
Entity Address Postal Zip Code	58078
City Area Code	701
Local Phone Number	277-0080
Security 12b Title	Common Stock
Trading Symbol	BTBD
Security Exchange Name	NASDAQ
Entity Address State Or Province	ND
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false